FINANCIAL INSTRUMENTS - Credit risk exposure by geographic location (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk in respect of cash and cash and cash equivalents, trade receivables, other accounts receivable and other investment	$ 49,524	$ 24,443
Israel
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk in respect of cash and cash and cash equivalents, trade receivables, other accounts receivable and other investment	34,598	12,894
United States and Canada
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk in respect of cash and cash and cash equivalents, trade receivables, other accounts receivable and other investment	12,848	9,362
Asia Pacific (excluding Japan)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk in respect of cash and cash and cash equivalents, trade receivables, other accounts receivable and other investment	350	409
Europe
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk in respect of cash and cash and cash equivalents, trade receivables, other accounts receivable and other investment	1,690	1,773
Others
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk in respect of cash and cash and cash equivalents, trade receivables, other accounts receivable and other investment	$ 38	$ 5